Supplement dated June 13, 2011 to each prospectus listed below, each as supplemented

Prospectus(es)
Fund Name	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010

Columbia Absolute Return Currency and Income Fund	12/30/2010

Columbia Absolute Return Emerging Markets Macro Fund	04/07/2011

Columbia Absolute Return Enhanced Multi-Strategy Fund	03/31/2011

Columbia Absolute Return Multi-Strategy Fund	03/31/2011

Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011

Columbia Asia Pacific ex-Japan Fund	12/30/2010

Columbia Diversified Bond Fund	10/29/2010

Columbia Diversified Equity Income Fund	11/29/2010

Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010

Columbia Emerging Markets Bond Fund	12/30/2010

Columbia Emerging Markets Opportunity Fund	12/30/2010

Columbia Equity Value Fund	05/27/2011

Columbia European Equity Fund	12/30/2010

Columbia Floating Rate Fund	09/27/2010

Columbia Frontier Fund	12/30/2010

Columbia Global Bond Fund	12/30/2010

Columbia Global Equity Fund	12/30/2010

Columbia Global Extended Alpha Fund	12/30/2010

Columbia Government Money Market Fund	03/07/2011

Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010

Columbia Income Builder Fund	04/11/2011

Columbia Income Opportunities Fund	09/27/2010

Columbia Inflation Protected Securities Fund	09/27/2010

Columbia Large Core Quantitative Fund	09/27/2010

Columbia Large Growth Quantitative Fund	11/29/2010

Columbia Large Value Quantitative Fund	11/29/2010

Columbia Limited Duration Credit Fund	09/27/2010

Columbia Marsico Flexible Capital Fund	09/22/2010

Columbia Mid Cap Growth Opportunity Fund	01/28/2011

Columbia Mid Cap Value Opportunity Fund	11/29/2010

Columbia Minnesota Tax-Exempt Fund	10/29/2010

Columbia Money Market Fund	09/27/2010

Columbia Multi-Advisor International Value Fund	12/30/2010

Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010

Columbia Portfolio Builder Aggressive Fund	04/11/2011

Columbia Portfolio Builder Conservative Fund	04/11/2011

Columbia Portfolio Builder Moderate Aggressive Fund	04/11/2011

Columbia Portfolio Builder Moderate Conservative Fund	04/11/2011

Columbia Portfolio Builder Moderate Fund	04/11/2011

Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010

Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010

Columbia Select Large-Cap Value Fund	03/07/2011

Columbia Select Smaller-Cap Value Fund	03/07/2011

Columbia Seligman Communications and Information Fund	03/07/2011

Columbia Seligman Global Technology Fund	12/30/2010

Columbia Strategic Allocation Fund	11/29/2010

Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010

RiverSource Partners International Select Growth Fund	12/30/2010

RiverSource Partners International Small Cap Fund	12/30/2010

RiverSource S&P 500 Index Fund	05/27/2011

The Columbia funds, Columbia Acorn funds and RiverSource funds share the same policies and procedures for investor services, as described in the Fund’s prospectus. Effective August 1, 2011 (the “Effective Date”), certain of these policies will change, as described below.

For prospectuses dated Aug. 27, 2010 and earlier	For prospectuses dated Sept. 22, 2010 and later
The information under the heading “Class Z Shares Minimum Investments”, as supplemented Aug. 6, 2010, is hereby revised as follows:	The information under the section “Buying, Selling and Exchanging Shares – Buying Shares” under the heading “Class Z Shares Minimum Investments” is hereby revised as follows:

The second bullet under the sub-heading “The minimum initial investment in Class Z shares for the following eligible investors is $1,000” is hereby deleted and replaced with the following:

•	Any employee of the investment manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

The seventh bullet under the sub-heading “The minimum initial investment in Class Z shares for the following eligible investors is $2,000” is hereby deleted and replaced with the following:

•	Any employee of the investment manager, Distributor or Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Legacy Columbia funds’ former investment manager, distributor or transfer agent and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Z shares.

For prospectuses dated Aug. 27, 2010 and earlier	For prospectuses dated Sept. 22, 2010 and later
The following information replaces the information under “Rights of Accumulation (ROA)” and “Letter of Intent (LOI)”, as supplemented Aug. 6, 2010:	The first four paragraphs under the section “Choosing a Share Class – Reductions/Waivers of Sales Charges” under the heading “Front-End Sales Charge Reductions” are hereby deleted and replaced with the following four paragraphs:

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A,
Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund or Columbia Government Money Market Fund, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds and direct purchases of Columbia Money Market Fund or Columbia Government Money Market Fund, which may not be aggregated. Shares of Columbia Money Market Fund and Columbia Government Money Market Fund acquired by exchange from other Funds may be combined for ROA purposes.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

On the Effective Date, the Funds will permit subsequent investments in any amount, including subsequent investments through a systematic investment plan. Therefore, the following changes are hereby made to the prospectus:

For prospectuses other than prospectuses offering Class Z shares	For prospectuses offering Class Z shares
In the Summary Section of the prospectus, the table under the heading “BUYING AND SELLING SHARES” is revised to delete the subheading “Additional Investments” (“Subsequent Investments” for prospectuses dated Oct. 29, 2010 and earlier) as well as all the information under that subheading.	In the Summary Section of the prospectus, under the heading “Buying and Selling Shares,” the row labeled “Additional investments” (“Subsequent investments” for prospectuses dated Nov. 29, 2010 and earlier) is hereby deleted.

For prospectuses dated Aug. 27, 2010 and earlier	For prospectuses dated Sept. 22, 2010 and later
The set of tables entitled “Minimum Investment and Account Balance” and “Minimum Investment and Account Balance – scheduled investment plans,” in the section “Buying and Selling Shares,” as supplemented Aug. 8, 2010, are hereby revised as follows:

(i) the following sentence is hereby added preceding the tables:
The tables below show the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account. The first table relates to accounts other than accounts utilizing a systematic investment plan. The second table relates to investments through a systematic investment plan.

(ii) the first table entitled “Minimum Investment and Account Balance” is hereby renamed as “Minimum Investment and Account Balance (Not Applicable to Systematic Investment Plans)” and, within this table, the row (and all information within the row) entitled “Minimum Additional investments” is hereby deleted.

(iii) within the second table entitled “Minimum Investment and Account Balance – Systematic Investment Plans,” the row (and all information within the row) entitled “Minimum Additional investments” is hereby deleted.

The section “Buying, Selling and Exchanging Shares – Buying Shares” is hereby revised as follows:

(i) the heading “Minimum Initial Investments, Additional Investments and Account Balance” is hereby renamed as “Minimum Initial Investments and Account Balance.”

(ii) the first sentence under the newly renamed heading “Minimum Initial Investments and Account Balance” is hereby deleted and replaced with the following:
The tables below show the Fund’s minimum initial investment and minimum account balance requirements, which may vary by Fund, class and type of account. The first table relates to accounts other than accounts utilizing a systematic investment plan. The second table relates to investments through a systematic investment plan.

(iii) the first table under the newly renamed heading “Minimum Initial Investments and Account Balance” entitled “Minimum Investment and Account Balance” is hereby renamed as “Minimum Investment and Account Balance (Not Applicable to Systematic Investment Plans)” and, within this table, the column (and all information within the column) entitled “Minimum Additional investments” is hereby deleted.

(iv) within the second table entitled “Minimum Investment and Account Balance – Systematic Investment Plans,” the column (and all information within the column) entitled “Minimum Additional investments” is hereby deleted.

The last two paragraphs under the newly renamed heading “Minimum Initial Investments and Account Balance” (which are the two paragraphs immediately preceding the heading “Dividend Diversification”) are hereby deleted and replaced with the following:

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its discretion, may also waive minimum initial investment requirements for other account types.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

For prospectuses dated Aug. 27, 2010 and earlier	For prospectuses dated Sept. 22, 2010 and later
In the section “Buying and Selling Shares – Exchanging or Selling Shares” the information under the heading “Check Redemption Service,” as supplemented Aug. 6, 2010, is hereby deleted and replaced with the following:	In the section “Buying, Selling and Exchanging Shares – Buying Shares” the information under the heading “Check Redemption Service” is hereby deleted and replaced with the following:

Class A shares and Class Z shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

S-6400-32 A (6/11)